Debt - Xcel Term Loan Remaining Principal Payments (Details) - New Loan Agreement - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Debt
2025 (October 1 through December 31)	$ 250
2026	3,750
2027		$ 1,000
2028	9,572	1,000
2028		8,000
Total	$ 13,572	$ 10,000